Financial instruments and financial risk management (Details 4) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities	$ 30,317	$ 44,910
Loans payable	99,383	$ 99,814
Liquidity risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities	30,317
Loans payable	100,000
Interest on loans payable	8,311
Asset retirement obligations	25,240
Other liabilities	9,769
Total Commitments	173,637
Liquidity risk | Within 1 year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities	30,317
Loans payable	18,750
Interest on loans payable	3,334
Asset retirement obligations	1,284
Other liabilities	7,562
Total Commitments	61,247
Liquidity risk | 1-2 Years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities
Loans payable	25,000
Interest on loans payable	2,513
Asset retirement obligations	4,816
Other liabilities	2,207
Total Commitments	34,536
Liquidity risk | 3-5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities
Loans payable	56,250
Interest on loans payable	2,464
Asset retirement obligations	4,819
Other liabilities
Total Commitments	63,533
Liquidity risk | After 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities
Loans payable
Interest on loans payable
Asset retirement obligations	14,321
Other liabilities
Total Commitments	$ 14,321